Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income including noncontrolling interest in subsidiaries	$ 155,083	$ 189,163	$ 208,540
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of deferred sales commissions	7,378	12,197	18,462
Depreciation and other amortization	14,400	21,075	23,751
Share-based compensation expense	19,006	19,124	18,775
Gain on disposal of assets	(2,834)	(2,584)	(47)
Provision for deferred income taxes	17,252	24,213	5,250
Fair-value adjustments for contingent liabilities	900	0	0
Tax benefit (detriment) from share-based compensation	179	1,830	(41)
Excess tax benefits from share-based compensation	(1,693)	(3,005)	(1,259)
Impairment of assets	0	10,191	21,663
Net purchases of trading securities	(102,738)	(25,803)	(13,629)
Deferred sales commissions paid	(9,386)	(10,638)	(11,949)
Contingent deferred sales charges received	1,443	2,275	3,399
Proceeds from sale of certain B-share - related future revenue	0	1,223	5,296
Other changes in assets and liabilities:
Decrease (increase) in receivables, net	2,188	(2,408)	13,932
Decrease (increase) in prepaid expenses and other assets	1,255	11,391	(15,481)
Decrease in accounts payable and accrued expenses	(3,990)	(14,249)	(10,800)
Increase (decrease) in other liabilities	15,047	(18,048)	8,727
Net cash provided by operating activities	113,490	215,947	274,589
Investing Activities
Purchases of securities available for sale	(73,192)	(99,284)	(1,388)
Cash paid for business acquisitions	(53,507)	(49,561)	(24,332)
Proceeds from redemptions of securities avaliable for sale	27,492	55,121	363
Cash paid for property and equipment	(8,247)	(7,870)	(26,210)
Cash paid for purchased loans	0	(47,178)	0
Proceeds from sale of purchased loans	0	1,044	0
Proceeds from disposal of property and equipment	0	3,298	0
Net cash used by investing activities	(107,454)	(144,430)	(51,567)
Financing Activities
Dividends paid	(99,960)	(228,651)	(98,499)
Purchases of treasury stock	(28,545)	(13,462)	(20,102)
Distributions to noncontrolling interests in subsidiaries	(3,726)	(11,347)	(9,490)
Contributions from noncontrolling interests in subsidiaries	6,511	10,074	11,521
Proceeds from shareholders for share-based compensation	16,795	11,590	6,409
Excess tax benefits from share-based compensation	1,693	3,005	1,259
Proceeds from new borrowings - recourse	0	407,000	54,800
Payments on debt - recourse	(42,500)	(129,250)	(105,871)
Payments on debt - nonrecourse	(3,951)	(9,577)	(19,198)
Other financing activities	(1,836)	(2,595)	1,163
Net cash (used) provided by financing activities	(155,519)	36,787	(178,008)
Net (decrease) increase in cash and cash equivalents	(149,483)	108,304	45,014
Cash and cash equivalents, beginning of year	198,756	90,452	45,438
Cash and cash equivalents, end of year	49,273	198,756	90,452
Supplemental Disclosure of Cash Flow Information
Income Taxes	72,052	77,072	126,837
Interest	$ 15,893	$ 12,941	$ 4,351